RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
Schedule of Related Party Balances and Transactions

1.    Balances with related parties:

	December 31,
	2013	2014

Other accounts receivable and prepaid expenses (see Note 4)	$6	10

Other accounts payable and accrued expenses (see Note 7)	$46	137

2.    Transactions with related parties:

	Year ended December 31,
	2012	2013	2014

Revenues derived from a related party	$101	$74	37

Amounts charged by related parties:

Cost of revenues	$53	$16	83
Operating expenses	121	195	180

	$174	$211	263